Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2015, 2016 and 2017, are as follows:
	2015		2016		2017
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	15,500	Ps.	18,374	Ps.	28,093
Mayo 13, S.A. de C.V. (Independent director)	Ps.	3,328	Ps.	5,341	Ps.	10,042

	2015		2016		2017
Expenses:
Ingeniería y Economía del Transporte, S.A. (Shareholder /Services)	Ps.	—	Ps.	5,238	Ps.	14,637

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
	2015		2016		2017
Management	Ps.	28,001	Ps.	27,704	Ps.	28,587
Independent directors (7)	Ps.	5,168	Ps.	5,779	Ps.	6,205

e.	The total amounts paid to key management personnel or directors, for the years ended at December 31, 2015, 2016 and 2017 were as follows:

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2015, 2016 and 2017, are integrated as follows:
	2015	2016		2017
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder /Services)	—	Ps.	(1,125)	Ps.	(3,777)

	2015		2016		2017
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent adviser)	Ps.	383	Ps.	891	Ps.	—
Mayo 13, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	417

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, carried out in the ordinary course of business, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2015		2016		2017
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	234,867	Ps.	301,820	Ps.	357,451
Services received	Ps.	2,289	Ps.	Ps.2,260	Ps.	—

Otay Tijuana Venture LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties	Transactions in the normal course of business were as it follows:
	2015		2016		2017
Non-airport access rights	Ps.	678	Ps.	33,138	Ps.	43,973